Earnings / (loss) per share (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Earnings per share [abstract]
Profit / (loss) for the year	£ 7,527	£ (20,190)	[1]	£ (21,371)
Weighted average number of ordinary shares for basic earnings / (loss) earnings per share (in shares)	85,702	65,434		61,549
Effect of dilutive potential ordinary shares (share options and warrants) (in shares)	442	0		0
Weighted average number of ordinary shares for diluted earnings per share (in shares)	86,144	65,434		61,549
Basic earnings / (loss) per ordinary share from operations (in pounds per share)	£ 0.09	£ (0.31)		£ (0.35)
Diluted earnings / (loss) per ordinary share from operations (in pounds per share)	£ 0.09	£ (0.31)		£ (0.35)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’